Segment Information - EBITDA Reconciliation to Net Earnings (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjusted EBITDA
Adjusted EBITDA	$ 67	$ 69	$ 140	$ 140	$ 310	$ 268	$ 234
Amortization of intangibles	(2)	(2)	(4)	(4)	(9)	(9)	(9)
Depreciation	(14)	(12)	(27)	(24)	(49)	(44)	(42)
Restructuring costs	0	0	0	0	(5)	(12)	(20)
Interest expense	(10)	(9)	(18)	(18)	(35)	(64)	(65)
Deal related transaction costs	(8)	0	(10)	(4)	(5)	(9)	0
Acquisition and divestiture related expenses	0	0	0	0	0	0	0
Foreign exchange	0	(1)	0	(1)	(1)	(1)	0
COVID-19 response costs	0	(2)	0	(5)	(6)	(12)	0
Non-service pension expense	(1)	0	(1)	0	0	(5)	(3)
Other one-time non-operational events	0	0	0	0	0	0	0
Income tax (provision) benefit	(7)	(11)	(19)	(23)	(46)	(27)	(20)
Net earnings	25	32	61	61	154	85	75
ASC
Adjusted EBITDA
Depreciation					(33)	(30)	(29)
IMS
Adjusted EBITDA
Depreciation	(5)	(4)	(9)	(8)	(16)	(14)	(13)
Operating Segments | ASC
Adjusted EBITDA
Adjusted EBITDA					220	213	169
Restructuring costs					(5)	(6)	(6)
Operating Segments | IMS
Adjusted EBITDA
Adjusted EBITDA	10	7	51	25	90	55	63
Restructuring costs					0	(6)	(13)
Corporate & Eliminations
Adjusted EBITDA
Adjusted EBITDA	$ 0	$ 1	$ 0	$ 0	$ 0	$ 0	$ 2